Royalties (Tables)	12 Months Ended
Apr. 30, 2025
Royalties And Royalty Options
Schedule of Changes in Royalties

($)
Balance, as at April 30, 2023	46,864
Additions	75
Depletion	(459)
Foreign currency translation	291
Balance, as at April 30, 2024	46,771
Additions	11,584
Depletion	(661)
Foreign currency translation	25
Balance, as at April 30, 2025	57,719

Schedule of Royalties

	Cost				Accumulated Depletion			Carrying Amount
	April 30, 2024	Additions	Foreign Currency Translation	April 30, 2025	April 30, 2024	Depletion	April 30, 2025	April 30, 2025
	($)	($)	($)	($)	($)	($)	($)	($)
Anderson project	7,880	—	12	7,892	—	—	—	7,892
Churchrock project	805	4,878	—	5,683	—	—	—	5,683
Cigar Lake project	4,704	—	—	4,704	—	—	—	4,704
Dawn Lake project	282	—	—	282	—	—	—	282
Dewey-Burdock project	1,469	—	2	1,471	—	—	—	1,471
Energy Queen project	69	—	1	70	—	—	—	70
Lance project	1,811	—	2	1,813	—	—	—	1,813
Langer Heinrich project	2,822	—	—	2,822	—	(65)	(65)	2,757
McArthur River project	11,543	—	—	11,543	(606)	(596)	(1,202)	10,341
Michelin project	4,262	—	—	4,262	—	—	—	4,262
Millennium and Cree Extension project	—	6,024	—	6,024	—	—	—	6,024
Reno Creek project	310	—	—	310	—	—	—	310
Roca Honda project	170	—	—	170	—	—	—	170
Roughrider, Russell Lake and Russell Lake South projects	5,998	—	—	5,998	—	—	—	5,998
Salamanca project	—	682	—	682	—	—	—	682
San Rafael project	555	—	1	556	—	—	—	556
Slick Rock project	3,127	—	5	3,132	—	—	—	3,132
Whirlwind project	69	—	—	69	—	—	—	69
Workman Creek project	1,501	—	2	1,503	—	—	—	1,503
	47,377	11,584	25	58,986	(606)	(661)	(1,267)	57,719